Securities borrowed, lent and subject to repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2019
Securities borrowed, lent and subject to repurchase agreements
end of	2019	2018
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	78,835	77,770
Deposits paid for securities borrowed	28,162	39,325
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	106,997	117,095
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	21,849	20,305
Deposits received for securities lent	5,792	4,318
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	27,641	24,623